UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.72%
Aerospace & Defense - 2.21%
B/E Aerospace, Inc.	61,652	$3,535,126
Biotechnology - 12.93%
Biogen, Inc. (a)	11,289	4,481,620
Celgene Corp. (a)	70,376	8,053,829
Gilead Sciences, Inc. (a)	11,156	1,252,484
Regeneron Pharmaceuticals, Inc. (a)	13,514	6,926,736
		20,714,669
Capital Markets - 3.80%
Affiliated Managers Group, Inc. (a)	27,247	6,094,064
Chemicals - 2.74%
Ecolab, Inc.	17,642	2,022,655
Sherwin-Williams Co.	8,234	2,372,874
		4,395,529
Commercial Services & Supplies - 1.76%
Stericycle, Inc. (a)	20,541	2,820,279
Diversified Financial Services - 2.13%
McGraw Hill Financial, Inc.	32,853	3,408,499
Electrical Equipment - 1.38%
Acuity Brands, Inc.	12,544	2,213,891
Food & Staples Retailing - 1.43%
CVS Health Corp.	22,416	2,294,950
Health Care Equipment & Supplies - 4.20%
Align Technology, Inc. (a)	19,140	1,161,224
Edwards Lifesciences Corp. (a)	19,549	2,555,445
IDEXX Laboratories, Inc. (a)	22,184	3,008,150
		6,724,819
Health Care Providers & Services - 6.46%
Acadia Healthcare Co., Inc. (a)	71,141	5,274,394
Centene Corp. (a)	50,147	3,778,075
HCA Holdings, Inc. (a)	15,939	1,304,288
		10,356,757
Health Care Technology - 0.70%
Cerner Corp. (a)	16,726	1,125,493
Hotels, Restaurants & Leisure - 6.04%
Chipotle Mexican Grill, Inc. (a)	9,507	5,851,749
Starbucks Corp.	73,776	3,833,401
		9,685,150
Internet & Catalog Retail - 3.43%
Amazon.com, Inc. (a)	8,975	3,852,339
TripAdvisor, Inc. (a)	21,620	1,648,741
		5,501,080
Internet Software & Services - 3.77%
Facebook, Inc. (a)	76,240	6,037,446
IT Services - 11.37%
Alliance Data Systems Corp. (a)	15,243	4,542,871
FleetCor Technologies, Inc. (a)	15,873	2,414,918
Gartner, Inc. (a)	47,078	4,118,384
MasterCard, Inc.	77,345	7,135,850
		18,212,023
Life Sciences Tools & Services - 1.94%
ICON, PLC (a)(b)	47,857	3,104,484
Machinery - 3.08%
Middleby Corp. (a)	45,387	4,933,567
Pharmaceuticals - 1.67%
Actavis PLC (a)(b)	8,750	2,684,587
Professional Services - 2.31%
Robert Half International, Inc.	65,537	3,694,321
Real Estate Management & Development - 1.46%
CBRE Group, Inc. (a)	61,219	2,341,015
Road & Rail - 2.14%
Kansas City Southern	11,962	1,082,561
Old Dominion Freight Lines, Inc. (a)	17,621	1,198,404
Union Pacific Corp.	11,375	1,147,851
		3,428,816
Semiconductors & Semiconductor Equipment - 3.08%
ARM Holdings PLC - ADR	46,322	2,467,573
NXP Semiconductors NV (a)(b)	21,929	2,461,530
		4,929,103
Software - 7.25%
Manhattan Associates, Inc. (a)	21,961	1,204,561
Salesforce.com, Inc. (a)	48,787	3,549,254
ServiceNow, Inc. (a)	27,158	2,080,574
Tyler Technologies, Inc. (a)	39,373	4,783,032
		11,617,421
Specialty Retail - 6.09%
Tractor Supply Co.	63,576	5,540,013
Ulta Salon Cosmetics & Fragrance, Inc. (a)	27,675	4,223,758
		9,763,771

Technology Hardware, Storage & Peripherals - 0.74%
Super Micro Computer, Inc. (a)	35,262	1,179,867
Thrifts & Mortgage Finance - 0.79%
Bofi Holding, Inc. (a)	13,450	1,266,452
Wireless Telecommunication Services - 3.82%
SBA Communications Corp. (a)	54,749	6,121,486
TOTAL COMMON STOCKS (Cost $104,370,051)		158,184,665

SHORT-TERM INVESTMENTS - 0.85%
Money Market Fund - 0.85%
Fidelity Institutional Money Market Portfolio	1,355,278	1,355,278
TOTAL SHORT-TERM INVESTMENTS (Cost $1,355,278)		1,355,278

Total Investments (Cost $105,725,329) - 99.57%		159,539,943
Other Assets in Excess of Liabilities - 0.43%		685,614
TOTAL NET ASSETS - 100.00%		$160,225,557

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depository Receipt
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Equity Income Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.70%
Aerospace & Defense - 5.56%
B/E Aerospace, Inc.	100,017	$5,734,975
Boeing Co.	61,634	8,660,809
		14,395,784
Air Freight & Logistics - 0.99%
United Parcel Service, Inc.	25,844	2,564,242
Banks - 5.06%
East West Bancorp, Inc.	48,193	2,067,480
JPMorgan Chase & Co.	167,555	11,021,768
		13,089,248
Capital Markets - 15.25%
Ameriprise Financial, Inc.	67,763	8,442,592
Artisan Partners Asset Management, Inc.	85,160	3,756,408
Blackstone Group LP	300,493	13,161,593
Och-Ziff Capital Management Group, LLC	444,337	5,571,986
T. Rowe Price Group, Inc.	42,152	3,401,245
TD Ameritrade Holding Corp.	138,483	5,144,643
		39,478,467
Chemicals - 5.05%
CF Industries Holdings, Inc.	8,660	2,735,521
LyondellBasell Industries NV (b)	18,816	1,902,297
Monsanto Co.	47,393	5,544,033
Potash Corp. of Saskatchewan, Inc. (b)	91,637	2,884,733
		13,066,584
Electric Utilities - 2.00%
Brookfield Infrastructure Partners LP (b)	57,170	2,472,603
ITC Holdings Corp.	76,505	2,699,861
		5,172,464
Food & Staples Retailing - 3.00%
Walgreens Boots Alliance Inc.	90,421	7,761,739
Health Care Equipment & Supplies - 1.24%
Becton, Dickinson & Co.	22,814	3,205,595
Health Care Providers & Services - 5.19%
Anthem, Inc.	57,850	9,710,122
Cardinal Health, Inc.	42,293	3,728,974
		13,439,096
Hotels, Restaurants & Leisure - 3.01%
Starbucks Corp.	149,812	7,784,232
Household Durables - 2.42%
Whirlpool Corp.	33,949	6,255,103
Independent Power & Renewable Electricity Producers - 1.04%
NRG Yield, Inc. - Class A	50,279	1,332,393
NRG Yield, Inc. - Class C	50,279	1,361,053
		2,693,446
Media - 6.89%
Comcast Corp.	140,430	8,209,538
Time Warner, Inc	113,852	9,618,217
		17,827,755
Oil, Gas & Consumable Fuels - 9.30%
Dominion Midstream Partners LP	20,000	843,200
Enterprise Products Partners LP	105,784	3,429,517
EQT Midstream Partners LP	21,470	1,796,395
Magellan Midstream Partners LP	75,966	6,056,010
Shell Midstream Partners LP	25,000	1,122,500
Sunoco Logistics Partners LP	74,954	2,968,178
Sunoco LP	169,965	7,852,383
		24,068,183
Pharmaceuticals - 3.51%
AbbVie, Inc.	84,646	5,636,577
Bristol Myers Squibb Co.	53,267	3,441,048
		9,077,625
Real Estate Management & Development - 3.10%
Brookfield Asset Management, Inc. (b)	226,560	8,015,675
Road & Rail - 2.63%
Union Pacific Corp.	67,574	6,818,892
Semiconductors & Semiconductor Equipment - 2.79%
Microchip Technology, Inc.	147,205	7,232,182
Software - 3.33%
Microsoft Corp.	183,840	8,614,742
Specialty Retail - 2.70%
Home Depot, Inc.	62,668	6,982,469
Technology Hardware, Storage & Peripherals - 3.05%
Apple, Inc.	60,702	7,908,257
Trading Companies & Distributors - 0.32%
Fortress Transportation and Infrastructure Investors, LLC (a)	50,000	845,000
Transportation Infrastructure - 5.27%
Macquarie Infrastructure Co. LLC	161,192	13,643,291
TOTAL COMMON STOCKS (Cost $195,173,305)		239,940,071

REAL ESTATE INVESTMENT TRUSTS - 5.74%
American Tower Corp.	89,610	8,314,912
Cyrusone, Inc.	203,046	6,552,295
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,141,866)		14,867,207

SHORT-TERM INVESTMENTS - 1.29%
Money Market Fund - 1.29%
Fidelity Institutional Money Market Portfolio	3,350,032	3,350,032
TOTAL SHORT-TERM INVESTMENTS (Cost $3,350,032)		3,350,032

Total Investments (Cost $211,665,203) - 99.73%		258,157,310
Other Assets in Excess of Liabilities - 0.27%		691,053
TOTAL NET ASSETS - 100.00%		$258,848,363

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors International Growth Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.35%
Brazil - 1.26%
Embraer SA - ADR	11,204	$337,464
Canada - 7.62%
Brookfield Asset Management, Inc.	7,821	276,689
Canadian National Railway, Co.	4,018	238,509
Dollarama, Inc.	13,774	762,909
Lululemon Athletica, Inc. (a)	12,637	755,566
		2,033,673
China - 6.78%
Alibaba Group Holding Ltd. - ADR (a)	9,830	878,016
Baidu, Inc. - ADR (a)	4,720	931,728
		1,809,744
Denmark - 4.78%
Novo Nordisk A/S - ADR	17,461	986,197
Pandora A/S	2,900	290,780
		1,276,977
France - 4.78%
Criteo SA - ADR (a)	15,188	729,480
Hermes International	850	331,843
Zodiac Aerospace SA	5,903	214,996
		1,276,319
Germany - 2.29%
HELLA KGaA Hueck & Co. (a)	12,500	610,278
Hong Kong - 3.29%
Nord Anglia Education, Inc. (a)	33,925	878,658
India - 6.82%
HDFC Bank Ltd. - ADR	21,716	1,294,708
Tata Motors, Ltd. - ADR	13,723	525,598
		1,820,306
Ireland - 7.74%
Actavis PLC (a)	960	294,538
ICON, PLC (a)	20,283	1,315,758
Trinity Biotech, PLC - ADR	26,364	456,097
		2,066,393
Israel - 3.29%
Caesarstone Sdot-Yam, Ltd.	14,216	878,833
Italy - 4.35%
Luxottica Group SpA - ADR	17,225	1,162,687
Japan - 4.91%
Nidec Corporation	8,601	626,051
Panasonic Corp.	21,100	308,844
Toyota Motor Corp. - ADR	2,721	375,199
		1,310,094
Mexico - 3.41%
Grupo Televisa SAB - ADR	24,050	910,292
Netherlands - 9.60%
AerCap Holdings NV (a)	18,176	876,810
ASML Holding NV - ADR	8,661	972,630
NXP Semiconductors NV (a)	6,359	713,798
		2,563,238
Norway - 3.00%
Statoil ASA - ADR	43,142	801,578
Panama - 1.65%
Copa Holdings SA	5,158	439,926
Spain - 3.78%
Grifols SA - ADR	31,739	1,009,300

Switzerland - 2.40%
ACE, Ltd.		3,624	385,884
Roche Holding AG		839	255,787
			641,671
United Kingdom - 5.88%
ARM Holdings PLC - ADR		26,032	1,386,725
Intercontinental Hotels Group PLC		4,360	182,924
			1,569,649
United States - 9.72%
Euronet Worldwide, Inc. (a)		15,811	945,498
Mead Johnson Nutrition, Co.		10,086	981,368
Schlumberger Ltd.		7,374	669,338
			2,596,204
TOTAL COMMON STOCKS (Cost $23,053,539)			25,993,284

SHORT-TERM INVESTMENTS - 1.51%
Money Market Fund - 1.51%
Fidelity Institutional Money Market Portfolio		403,606	403,606
TOTAL SHORT-TERM INVESTMENTS (Cost $403,606)			403,606

Total Investments (Cost $23,457,145) - 98.86%			26,396,890
Other Assets in Excess of Liabilities - 1.14%			303,734
TOTAL NET ASSETS - 100.00%			$26,700,624

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is the Swiss term for stock corportation.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SpA	Società per Azioni is the Italian term for a limited share company.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
May 31, 2015 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.38%
Airlines - 1.75%
Spirit Airlines, Inc. (a)		1,963	$124,788
Biotechnology - 4.16%
BioSpecifics Technologies Corp. (a)		3,902	185,891
Celldex Therapeutics, Inc. (a)		1,918	55,373
Esperion Therapeutics, Inc. (a)		523	56,228
			297,492
Building Products - 4.64%
Caesarstone Sdot-Yam, Ltd. (b)		2,727	168,583
Trex Co, Inc. (a)		3,212	162,527
			331,110
Capital Markets - 6.34%
Artisan Partners Asset Management, Inc.		2,483	109,525
Financial Engines, Inc.		5,126	219,906
WisdomTree Investments, Inc.		5,784	123,546
			452,977
Consumer Finance - 4.17%
First Cash Financial Services, Inc. (a)		3,378	157,381
PRA Group, Inc. (a)		2,480	140,765
			298,146
Diversified Consumer Services - 12.81%
Bright Horizons Family Solutions, Inc. (a)		3,647	203,028
Carriage Services, Inc.		7,319	182,097
Grand Canyon Education, Inc. (a)		4,676	199,712
Lifelock, Inc. (a)		11,741	178,698
Nord Anglia Education, Inc. (a)(b)		5,844	151,360
			914,895
Diversified Financial Services - 4.75%
MarketAxess Holdings, Inc.		3,835	339,206
Electrical Equipment - 2.04%
Franklin Electric Co., Inc.		4,149	146,003
Food & Staples Retailing - 2.60%
United Natural Foods, Inc. (a)		2,766	185,516
Health Care Equipment & Supplies - 15.56%
Align Technology, Inc. (a)		3,739	226,845
Cyberonics, Inc. (a)		2,313	148,055
GenMark Diagnostics, Inc. (a)		4,529	41,531
Insulet Corp. (a)		4,397	124,303
LDR Holding Corp. (a)		5,688	230,478
Neogen Corp. (a)		3,546	165,740
Trinity Biotech, PLC - ADR		10,099	174,713
			1,111,665
Health Care Providers & Services - 4.22%
Acadia Healthcare Co., Inc. (a)		2,734	202,699
ExamWorks Group, Inc. (a)		2,413	98,643
			301,342
Hotels, Restaurants & Leisure - 1.04%
Del Frisco's Restaurant Group, Inc. (a)		3,976	73,954
Internet Software & Services - 5.20%
Criteo SA - ADR (a)		2,200	105,666
Envestnet, Inc. (a)		2,628	115,133
Maxpoint Interactive, Inc. (a)		1,000	9,220
SPS Commerce, Inc. (a)		2,176	141,483
			371,502
IT Services - 2.42%
Euronet Worldwide, Inc. (a)		2,887	172,643
Life Sciences Tools & Services - 2.48%
ICON, PLC (a)(b)		2,734	177,354
Oil, Gas & Consumable Fuels - 1.02%
RSP Permian, Inc. (a)		2,554	72,738
Pharmaceuticals - 2.92%
Akorn, Inc. (a)		1,882	86,384
Aratana Therapeutics, Inc. (a)		4,473	60,699
Intersect ENT, Inc. (a)		2,587	61,415
			208,498
Professional Services - 5.32%
On Assignment, Inc. (a)		3,116	116,819
CEB, Inc.		3,109	262,990
			379,809
Software - 9.76%
Imperva, Inc. (a)		4,429	269,327
Manhattan Associates, Inc. (a)		3,824	209,746
Tyler Technologies, Inc. (a)		1,797	218,300
			697,373
Specialty Retail - 0.68%
Boot Barn Holdings, Inc. (a)		2,000	48,920
Technology Hardware, Storage & Peripherals - 2.50%
Super Micro Computer, Inc. (a)		5,327	178,241
TOTAL COMMON STOCKS (Cost $6,461,658)			6,884,172

SHORT-TERM INVESTMENTS - 9.43%
Money Market Fund - 9.43%
Fidelity Institutional Money Market Portfolio		673,462	673,462
TOTAL SHORT-TERM INVESTMENTS (Cost $673,462)			673,462

Total Investments (Cost $7,135,120) - 105.81%			7,557,634
Liabilities in Excess of Other Assets - (5.81)%			(415,245)
TOTAL NET ASSETS - 100.00%			$7,142,389

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.		Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC		Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Emerging Markets Fund
Schedule of Investments
May 31, 2015 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.68%
Argentina - 0.92%
Tenaris SA - ADR		716	$20,599
Brazil - 10.18%
AMBEV SA - ADR		5,596	32,177
BRF SA - ADR		2,102	42,481
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		5,195	30,183
Embraer SA - ADR		1,265	38,102
Lojas Renner SA		809	27,424
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		3,904	59,020
			229,387
Cambodia - 0.96%
NagaCorp Ltd.		27,400	21,705
Chile - 1.48%
Sociedad Quimica Y Minera de Chile SA - ADR		1,710	33,396
China - 16.00%
Alibaba Group Holding Ltd. - ADR (a)		569	50,823
Baidu, Inc. - ADR (a)		421	83,105
CNOOC Ltd. - ADR		412	64,272
Galaxy Entertainment Group, Ltd.		4,900	23,359
Haier Electronics Group Co. Ltd.		18,200	55,022
PetroChina Co. Ltd. - ADR		207	24,528
SINA Corp. (a)		529	21,546
Tencent Holdings Ltd.		1,900	37,892
			360,547
Egypt - 2.83%
Commercial International Bank		9,297	63,741
Hong Kong - 2.22%
AIA Group Ltd.		7,600	49,890
India - 19.28%
Dr. Reddy's Laboratories Ltd. - ADR		792	43,901
HDFC Bank Ltd. - ADR		2,163	128,958
ICICI Bank, Ltd. - ADR		8,667	91,524
Larsen & Toubro Ltd.		2,358	62,142
Tata Motors, Ltd. - ADR		1,533	58,729
Vedanta, Ltd. - ADR		3,940	49,092
			434,346
Indonesia - 1.50%
Gudang Garam Tbk. PT		9,500	33,801
Malaysia - 3.00%
IHH Healthcare Bhd		42,500	67,558
Mexico - 8.42%
Alsea SAB de CV		17,708	53,300
Fomento Economico Mexicano SAB de CV - ADR		670	59,563
Grupo Financiero Banorte SAB de CV		4,764	26,881
Grupo Televisa SAB - ADR		1,317	49,849
			189,593
Myanmar - 2.04%
Yoma Strategic Holdings Ltd.		133,600	46,032
Panama - 1.05%
Copa Holdings SA		278	23,711
Papua New Guinea - 2.73%
Oil Search Ltd.		10,655	61,580
Peru - 2.31%
Credicorp Ltd.		369	52,081
Philippines - 7.53%
Alliance Global Group, Inc.		182,200	93,612
Universal Robina Corp.		17,800	76,023
			169,635
Poland - 2.92%
Eurocash SA		6,615	65,797
Republic of Korea - 2.13%
SK Hynix, Inc.		1,045	48,021
South Africa - 4.38%
Life Healthcare Group Holdings Ltd.		6,133	18,430
Naspers Ltd.		547	80,272
			98,702
Taiwan - 1.40%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		1,298	31,515
Thailand - 1.76%
Bangkok Dusit Medical Services PCL		69,100	39,578
Turkey - 0.97%
Genel Energy PLC (a)		2,694	21,778
United Kingdom - 0.67%
Standard Chartered PLC		945	15,119
TOTAL COMMON STOCKS (Cost $2,231,418)			2,178,112

PREFERRED STOCKS - 1.50%
Brazil - 1.50%
Itau Unibanco Holdings S.A. - ADR		3,169	33,908
TOTAL PREFERRED STOCKS (Cost $39,620)			33,908

SHORT-TERM INVESTMENTS - 1.54%
Money Market Fund - 1.54%
Fidelity Institutional Money Market Portfolio		34,611	34,611
TOTAL SHORT-TERM INVESTMENTS (Cost $34,611)			34,611

Total Investments (Cost $2,305,649) - 99.72%			2,246,631
Other Assets in Excess of Liabilities - 0.28%			6,347
TOTAL NET ASSETS - 100.00%			$2,252,978

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
S.A.	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima Busastil de Capital Varible is a term for a publicly traded company in Mexico
Bhd	Berhad is a term to indicate a private limited company in Malaysia.
PT	Perseroan Terbuka is an Indonesian term for a limited liability company.

Footnotes to the Schedules of Investments
May 31, 2015 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at May 31, 2015 for Geneva Advisors Funds ( the "Funds"), were as follows*:

	Geneva Advisors All Cap Growth Fund	Geneva Advisors Emerging Markets Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund
Cost of Investments	$105,725,329	$2,305,649	$211,665,203	$23,457,145	$7,135,120
Gross unrealized appreciation	$54,700,244	$63,226	$49,103,751	$3,807,342	$639,568
Gross unrealized depreciation	(885,630)	(122,244)	(2,611,644)	(867,597)	(217,054)
Net unrealized appreciation (depreciation)	$53,814,614	$(59,018)	$46,492,107	$2,939,745	$422,514

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Geneva Advisors All Cap Growth, Equity Income Fund, International Growth Fund, and the Small Cap Opportunities Fund, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.  The Geneva Advisors Emerging Markets Fund will report federal income tax information in the first annual report dated August 31, 2015.

2. Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds' investments carried at fair value:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$158,184,665	$-	$-	$158,184,665
Total Equity	158,184,665	-	-	158,184,665

Short-Term Investments	1,355,278	-	-	1,355,278

Total Investment in Securities	$159,539,943	$-	$-	$159,539,943

Geneva Advisors Emerging Markets Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$1,196,761	$981,351	$-	$2,178,112
Preferred Stock*	33,908	-	-	33,908
Total Equity	1,230,669	981,351	-	2,212,020

Short-Term Investments	34,611	-	-	34,611

Total Investment in Securities	$1,265,280	$981,351	$-	$2,246,631

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$239,940,071	$-	$-	$239,940,071
Real Estate Investment Trusts*	14,867,207	-	-	14,867,207
Total Equity	254,807,278	-	-	254,807,278

Short-Term Investments	3,350,032	-	-	3,350,032

Total Investment in Securities	$258,157,310	$-	$-	$258,157,310

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$23,171,781	$2,821,503	$-	$25,993,284
Total Equity	23,171,781	2,821,503	-	25,993,284

Short-Term Investments	403,606	-	-	403,606

Total Investment in Securities	$23,575,387	$2,821,503	$-	$26,396,890

Geneva Advisors Small Cap Opportunities Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$6,884,172	$-	$-	$6,884,172
Total Equity	6,884,172	-	-	6,884,172

Short-Term Investments	673,462	-	-	673,462

Total Investment in Securities	$7,557,634	$-	$-	$7,557,634

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended May 31, 2015. The Funds measure Level 3 activity as of the beginning and end of the period. For the period ended May 31, 2015, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended May 31, 2015.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  John Buckel
John Buckel, President

Date  July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  John Buckel
John Buckel, President

Date  July 29, 2015
By (Signature and Title)* Jennifer Lima
Jennifer Lima, Treasurer

Date  July 29, 2015

* Print the name and title of each signing officer under his or her signature.